SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Accounting Policies [Line Items]
Total current assets	$ 36,427,448	$ 32,692,977
Total assets	42,207,862	38,282,939
Total current liabilities	3,808,381	3,840,477
Total liabilities	4,529,238	4,214,643
Net Income	(7,705)	(10,201)	(22,431)
Variable Interest Entity, Primary Beneficiary [Member]
Accounting Policies [Line Items]
Total current assets	674,281	240,420
Total assets	1,825,543	1,457,986
Total current liabilities	5,270	18,080
Total liabilities	5,270	18,080
Total revenue	(2,422)	(6,322)
Net Income	$ (7,705)	$ (10,201)